PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
ESG [Member]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

The following table summarizes our property, plant and equipment:

	June 30,	December 31,
	2023	2022
Buildings and improvements	14,932,757	15,703,002
Machinery, equipment and vehicle fleet	9,003,134	9,441,833
Construction in progress	416,714	438,208
	24,352,605	25,583,043
Less accumulated depreciation	5,329,839	4,812,661
Property, plant and equipment - net	19,022,766	20,770,382

Construction in progress was $416,714 and $438,208 as of June 30, 2023 and December 31, 2022, respectively. Projects included a boiler house, dormitories for employees and a cafeteria and were expected to finish in 2023.

NOTE 4 – PROPERTY, PLANT AND EQUIPMENT

The following table summarizes our property, plant and equipment:

December 31,	2022	2021
Buildings and improvements	$15,703,002	$16,061,759
Machinery, equipment and vehicle fleet	9,441,833	9,553,849
Construction in progress	438,208	24,211
Property, plant and equipment - cost	25,583,043	25,639,819
Less: Accumulated depreciation	4,812,661	3,512,469
Property, plant and equipment - net	$20,770,382	$22,127,350

Construction in progress was $438,208 as of December 31, 2022 which includes projects of a boiler house, dormitories for employees and a cafeteria. Projects were expected to finish in 2023. Construction in progress – boiler house was $24,211 as of December 31, 2021.

Depreciation expense was $1,613,923 and $1,655,456, respectively for the year ended December 31, 2022 and 2021. All the depreciation expense was recorded as cost of goods sold.